Share-Based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation [Line Items]
Equity-based compensation expense (in Dollars)	$ 184	$ 233
ADS [Member]
Share-Based Compensation [Line Items]
Allocated employees shares	37,197
ADS [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
RSUs vesting to an officer	1,500
Maximum [Member]
Share-Based Compensation [Line Items]
Award expire term	five
Minimum [Member]
Share-Based Compensation [Line Items]
Award expire term	four
2022 Share Incentive Plan [Member] | ADS [Member]
Share-Based Compensation [Line Items]
Shares authorized for issuance	206,337